CONSOLIDATED INCOME STATEMENT - The Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and similar income		£ 16,216	£ 15,853	£ 16,671
Interest and similar expense		(3,462)	(3,489)	(5,477)
Net interest income		12,754	12,364	11,194
Fee and commission income		2,497	2,786	2,844
Fee and commission expense		(1,228)	(1,024)	(943)
Net fee and commission income		1,269	1,762	1,901
Net trading income		408	773	942
Other operating income		2,543	2,453	443
Other income		4,220	4,988	3,286
Total income		16,974	17,352	14,480
Regulatory provisions		(1,956)	(2,122)	(2,271)
Other operating expenses		(9,812)	(9,508)	(9,480)
Total operating expenses		(11,768)	(11,630)	(11,751)
Trading surplus		5,206	5,722	2,729
Impairment		(926)	(687)	(752)
Profit before tax – continuing operations		4,280	5,035	1,977
Tax expense		(1,451)	(1,602)	(947)
Profit after tax – continuing operations		2,829	3,433	1,030
Profit after tax – discontinued operations		1,314	796	173
Profit for the year		4,143	4,229	1,203
Profit attributable to ordinary shareholders		3,833	3,866	983
Profit attributable to other equity holders	[1]	275	273	119
Profit attributable to equity holders		4,108	4,139	1,102
Profit attributable to non-controlling interests		£ 35	£ 90	£ 101

[1]	The profit after tax attributable to other equity holders of 275 million (2017: 273 million; 2016: 119 million) is partly offset in reserves by a tax credit attributable to ordinary shareholders of 74 million (2017: 74 million; 2016: 33 million).